Major Customers and Credit Risk	12 Months Ended
Dec. 31, 2015
Major Customers and Credit Risk [Abstract]
MAJOR CUSTOMERS AND CREDIT RISK

Note 10 – MAJOR CUSTOMERS AND CREDIT RISK

The Company had two customers including their provincial subsidiaries in each of the three years ended December 31, 2015, 2014 and 2013 that contributed at least 10% of total revenues. The provincial subsidiaries of both customers are in the telecommunications industry, which collectively represents 64%, 74% and 78% of the total revenues for the years ended December 31, 2015, 2014 and 2013, respectively. The account receivable balances due from these two customers were $3,903,981 and $3,909,063 at December 31, 2015 and 2014, respectively.

The loss of one or more of its significant customers could have a material adverse effect on the Company’s business, operating results, or financial condition. The Company does not require collateral from its customers. To limit the Company’s credit risk, management performs periodic credit evaluations of its customers and maintains allowances for uncollectible accounts. Although the Company’s accounts receivable could increase dramatically as the Company grows its sales, management does not believe significant credit risk exists as of December 31, 2015 and 2014.